UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1: Report(s) to Stockholders.

Annual Report | December 31, 2023
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Target Payout
Schwab Monthly Income Fund –
Flexible Payout
Schwab Monthly Income Fund –
Income Payout

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

Schwab Monthly Income Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Monthly Income Funds | Annual Report1

Schwab Monthly Income Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 12 Months Ended December 31, 2023
Schwab Monthly Income Fund – Target Payout (Ticker Symbol: SWJRX)	8.58%
Target Payout Composite Index	9.02%
Fund Category: Morningstar Moderately Conservative Allocation[1]	10.43%
Performance Details	pages 6-8

Schwab Monthly Income Fund – Flexible Payout (Ticker Symbol: SWKRX)	8.50%
Flexible Payout Composite Index	9.02%
Fund Category: Morningstar Moderately Conservative Allocation[1]	10.43%
Performance Details	pages 9-11

Schwab Monthly Income Fund – Income Payout (Ticker Symbol: SWLRX)	7.81%
Income Payout Composite Index	8.25%
Fund Category: Morningstar Conservative Allocation[1]	7.98%
Performance Details	pages 12-14
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
The Investment Environment

For the 12-month reporting period ended December 31, 2023, U.S. fixed-income and equity markets rebounded from their losses in 2022. U.S. stocks were volatile early in the reporting period as inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further rate increases, stocks staged a strong upswing—particularly in the final two months of the year. International stocks followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on the global economy. The U.S. dollar, as measured against a basket of international currencies, vacillated within a relatively small range throughout the year, ending the reporting period slightly weaker than where it began. U.S. Treasury yields soared during the period, peaking in October before falling sharply over the final two months of the year. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 26.29%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 18.24%. Emerging market equities were weaker but still posted gains, with the MSCI Emerging Markets Index (Net)* returning 9.83%. Among fixed-income markets, the Bloomberg US Aggregate Bond Index returned 5.53% and the FTSE non-US Dollar World Government Bond Index returned 5.83%.
Economies around the world grew out of sync as they wrestled with record levels of government debt, rising geopolitical tensions, and weak productivity gains that stifled economic growth. The U.S. economy continued to show unexpected resiliency over the reporting period. Surprisingly robust job growth and strong consumer spending helped propel U.S. gross domestic product (GDP) to a 4.9% annualized growth rate for the third quarter of 2023, up from roughly 2% for the prior three quarters. Inflation remained above the Fed’s historical 2% target over the reporting period but declined in the first half of the year as rents and wage growth eased, profit margins declined, and monetary policy remained restrictive, before ticking up slightly in July through September, declining again in October through November, and then ticking up again in December. The unemployment rate remained low throughout the reporting period.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2023

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Monthly Income Funds | Annual Report3

Schwab Monthly Income Funds
The Investment Environment (continued)

Oil prices were volatile during the reporting period but declined roughly 10% for the year, ending at just over $70 per barrel. Eurozone GDP was flat for the first quarter of 2023, expanded slightly for the second quarter of 2023 bolstered by a moderation of inflationary pressures, and contracted slightly for the third quarter of 2023 as financing conditions remained tight. The United Kingdom posted small gains in GDP growth for the first and second quarters of 2023 and contracted slightly for the third quarter of 2023 as household spending declined. In Japan, GDP rose for the first two quarters of 2023, primarily on rising exports and falling imports, but contracted for the third quarter of 2023 amid elevated cost pressures and mounting global headwinds. Among emerging markets, China’s GDP grew in the first three quarters of 2023 as the government’s various policies seeking to help the economy have offset the impact of a prolonged property crisis and weak trade. India’s GDP also grew throughout the period, driven primarily by robust performance in manufacturing, construction, utilities, and mining, along with strong government spending.
In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period. Central banks outside the United States also battled with persistently high, albeit waning, inflation. After raising rates six times during the year, the European Central Bank held its rate steady since its October meeting as inflation and pricing pressures finally showed signs of easing. Similarly, the Bank of England maintained its key official bank rate since its September meeting, after five rate hikes through August, with borrowing costs at a 15-year high. In contrast, despite inflationary pressures, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Over the first half of the reporting period, bond yields were volatile, generally following the course of U.S. Treasury yields, with a few short-lived market-moving events. The failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Yields rose throughout the third quarter, peaking early in the fourth quarter and driving bond prices to their lowest levels of the year. (Bond yields and bond prices typically move in opposite directions.) Over the final two months of the year yields retreated and bond prices rallied to end the year sharply higher. In October, the yield on the 10-year U.S. Treasury briefly touched 5%—a level not seen since 2007—but declined sharply to end the year at 3.88%, where it began the year. The yield on the three-month U.S. Treasury rose from 4.42% to 5.40% over the reporting period resulting in the yield curve inverting for the reporting period.
4Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Monthly Income Funds | Annual Report5

Schwab Monthly Income Fund – Target Payout as of December 31, 2023

The Schwab Monthly Income Funds (the funds) seek to provide current income and, as a secondary investment objective, capital appreciation. The funds have a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Schwab ETFs complex, but also may invest directly in equity and fixed-income securities, cash and cash equivalents (including money market securities), exchange-traded funds (ETFs) as well as unaffiliated mutual funds or ETFs to accomplish these objectives. Holdings are based on each fund’s asset allocation, with returns reflecting the combined performance and respective weightings of the underlying investments.
The Schwab Monthly Income Fund – Target Payout (the fund) is designed to offer shareholders an annual payout of approximately 5%1 during most market environments. However, the fund’s actual annual payout could be higher or lower based on the market environment during that year. The fund uses the internally calculated Target Payout Composite Index (the composite index) as a performance gauge.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income and equity markets rebounded from their losses in 2022. U.S. stocks were volatile early in the reporting period as inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further rate increases, stocks staged a strong upswing—particularly in the final two months of the year. International stocks followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on the global economy. The U.S. dollar, as measured against a basket of international currencies, vacillated within a relatively small range throughout the year, ending the reporting period slightly weaker than where it began. U.S. Treasury yields soared during the period, peaking in October before falling sharply over the final two months of the year.
Performance. The fund’s distribution yield (payout) was 4.81%2 for the year ended December 31, 2023. For the 12-month reporting period, the fund’s total return was 8.58%, while the composite index returned 9.02%.
Positioning and Strategies. Although the fund’s allocations to equities and fixed income vary within certain established parameters, they were broadly aligned with those of the composite index.
The fund’s fixed-income exposure was the largest contributor to the total return of the fund. The BlackRock High Yield Bond Portfolio, Schwab U.S. Aggregate Bond Index Fund, Cohen & Steers Preferred Securities and Income Fund, Schwab Long-Term U.S. Treasury ETF, and Schwab 5-10 Year Corporate Bond ETF also contributed to the total return of the fund, returning approximately 14%, 5%, 6%, 3%, and 9%, respectively, for the reporting period.
The fund’s international equity exposure, the Schwab International Dividend Equity ETF, also contributed to the total return of the fund, returning approximately 14% for the reporting period.
The fund’s U.S. equity exposure, the Schwab U.S. Dividend Equity ETF, also contributed to the total return of the fund, returning approximately 5% for the reporting period.
The fund’s real estate exposure, the Schwab Global Real Estate Fund, also contributed to the total return of the fund, returning approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
For more information about payouts, please see the fund’s prospectus.
2
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
6Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Target Payout
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (3/28/08)	8.58%	4.85%	3.83%
S&P 500® Index	26.29%	15.69%	12.03%
Bloomberg US Aggregate Bond Index	5.53%	1.10%	1.81%
Target Payout Composite Index	9.02%	6.07%	5.11%
Fund Category: Morningstar Moderately Conservative Allocation[2]	10.43%	5.40%	4.16%
Fund Expense Ratios[3]: Net 0.25%; Gross 0.46%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.25% of acquired fund fees and expenses (AFFE), which are based on estimated amounts and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Monthly Income Funds | Annual Report7

Schwab Monthly Income Fund – Target Payout
Performance and Fund Facts as of December 31, 2023 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	9%
12-Month Distribution Yield	4.81% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
1
Calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
2
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
3
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
6
The holdings listed exclude any temporary liquidity investments.
8Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Flexible Payout as of December 31, 2023

The Schwab Monthly Income Funds (the funds) seek to provide current income and, as a secondary investment objective, capital appreciation. The funds have a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Schwab ETFs complex, but also may invest directly in equity and fixed-income securities, cash and cash equivalents (including money market securities), exchange-traded funds (ETFs) as well as unaffiliated mutual funds or ETFs to accomplish these objectives. Holdings are based on each fund’s asset allocation, with returns reflecting the combined performance and respective weightings of the underlying investments.
The Schwab Monthly Income Fund – Flexible Payout (the fund) is designed to offer shareholders an annual payout of 4% to 6%1 during most market environments. In addition, the fund seeks to maximize the annual payout while also maintaining or growing the level of investment over the long term. However, the fund’s actual annual payout could be higher or lower based on the underlying fund yields and market environment during that year and other forward-looking factors. The fund uses the internally calculated Flexible Payout Composite Index (the composite index) as a performance gauge.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income and equity markets rebounded from their losses in 2022. U.S. stocks were volatile early in the reporting period as inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further rate increases, stocks staged a strong upswing—particularly in the final two months of the year. International stocks followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on the global economy. The U.S. dollar, as measured against a basket of international currencies, vacillated within a relatively small range throughout the year, ending the reporting period slightly weaker than where it began. U.S. Treasury yields soared during the period, peaking in October before falling sharply over the final two months of the year.
Performance. The fund’s distribution yield (payout) was 4.70%2 for the year ended December 31, 2023. For the 12-month reporting period, the fund’s total return was 8.50%, with the composite index returning 9.02%.
Positioning and Strategies. Although the fund’s allocations to equities and fixed income vary within certain established parameters, they were broadly aligned with those of the composite index.
The fund’s fixed-income exposure was the largest contributor to the total return of the fund. The BlackRock High Yield Bond Portfolio, Schwab U.S. Aggregate Bond Index Fund, Cohen & Steers Preferred Securities and Income Fund, Schwab Long-Term U.S. Treasury ETF, and Schwab 5-10 Year Corporate Bond ETF also contributed to the total return of the fund, returning approximately 14%, 5%, 6%, 3%, and 9%, respectively, for the reporting period.
The fund’s international equity exposure, the Schwab International Dividend Equity ETF, also contributed to the total return of the fund, returning approximately 14% for the reporting period.
The fund’s U.S. equity exposure, the Schwab U.S. Dividend Equity ETF, also contributed to the total return of the fund, returning approximately 5% for the reporting period.
The fund’s real estate exposure, the Schwab Global Real Estate Fund, also contributed to the total return of the fund, returning approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
For more information about payouts, please see the fund’s prospectus.
2
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Funds | Annual Report9

Schwab Monthly Income Fund – Flexible Payout
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (3/28/08)	8.50%	3.92%	3.26%
S&P 500® Index	26.29%	15.69%	12.03%
Bloomberg US Aggregate Bond Index	5.53%	1.10%	1.81%
Flexible Payout Composite Index	9.02%	4.82%	4.21%
Fund Category: Morningstar Moderately Conservative Allocation[2]	10.43%	5.40%	4.16%
Fund Expense Ratios[3]: Net 0.25%; Gross 0.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.25% of acquired fund fees and expenses (AFFE), which are based on estimated amounts and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as Schwab Asset Management serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section in the financial statements.
10Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Flexible Payout
Performance and Fund Facts as of December 31, 2023 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	7%
12-Month Distribution Yield	4.70% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
1
Calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
2
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
3
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
6
The holdings listed exclude any temporary liquidity investments.
Schwab Monthly Income Funds | Annual Report11

Schwab Monthly Income Fund – Income Payout as of December 31, 2023

The Schwab Monthly Income Funds (the funds) seek to provide current income and, as a secondary investment objective, capital appreciation. The funds have a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Schwab ETFs complex, but also may invest directly in equity and fixed-income securities, cash and cash equivalents (including money market securities), exchange-traded funds (ETFs) as well as unaffiliated mutual funds or ETFs to accomplish these objectives. Holdings are based on each fund’s asset allocation, with returns reflecting the combined performance and respective weightings of the underlying investments.
The Schwab Monthly Income Fund – Income Payout (the fund) is designed to offer shareholders an annual payout based on underlying fund yields and the market environment. The fund’s anticipated annual payout is expected to be 0% to 3% during a low interest rate environment, 3% to 5% during a normal interest rate environment, and 5+% during a high interest rate environment.1 However, the fund’s actual annual payout could be higher or lower based on the interest rate environment and other market factors occurring during that year. The fund uses the internally calculated Income Payout Composite Index (the composite index) as a performance gauge.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income and equity markets rebounded from their losses in 2022. U.S. stocks were volatile early in the reporting period as inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further rate increases, stocks staged a strong upswing—particularly in the final two months of the year. International stocks followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on the global economy. The U.S. dollar, as measured against a basket of international currencies, vacillated within a relatively small range throughout the year, ending the reporting period slightly weaker than where it began. U.S. Treasury yields soared during the period, peaking in October before falling sharply over the final two months of the year.
Performance. The fund’s distribution yield (payout) was 4.11%2 for the year ended December 31, 2023. For the 12-month reporting period, the fund’s total return was 7.81%, with the composite index returning 8.25%.
Positioning and Strategies. Although the fund’s allocations to equities and fixed income vary within certain established parameters, they were broadly aligned with those of the composite index.
The fund’s fixed-income exposure was the largest contributor to the total return of the fund. The Schwab U.S. Aggregate Bond Index Fund, BlackRock High Yield Bond Portfolio, Schwab 5-10 Year Corporate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Cohen & Steers Preferred Securities and Income Fund, and Schwab Long-Term U.S. Treasury ETF also contributed to the total return of the fund, returning approximately 5%, 14%, 9%, 6%, 6%, and 3%, respectively, for the reporting period.
The fund’s international equity exposure, the Schwab International Dividend Equity ETF, also contributed to the total return of the fund, returning approximately 14% for the reporting period.
The fund’s U.S. equity exposure, the Schwab U.S. Dividend Equity ETF, also contributed to the total return of the fund, returning approximately 5% for the reporting period.
The fund’s real estate exposure, the Schwab Global Real Estate Fund, also contributed to the total return of the fund, returning approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
For more information about payouts, please see the fund’s prospectus.
2
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
12Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Income Payout
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (3/28/08)	7.81%	2.79%	2.55%
S&P 500® Index	26.29%	15.69%	12.03%
Bloomberg US Aggregate Bond Index	5.53%	1.10%	1.81%
Income Payout Composite Index	8.25%	3.33%	3.17%
Fund Category: Morningstar Conservative Allocation[2]	7.98%	3.34%	2.86%
Fund Expense Ratios[3]: Net 0.21%; Gross 0.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.21% of acquired fund fees and expenses (AFFE), which are based on estimated amounts and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as Schwab Asset Management serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section in the financial statements.
Schwab Monthly Income Funds | Annual Report13

Schwab Monthly Income Fund – Income Payout
Performance and Fund Facts as of December 31, 2023 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	5%
12-Month Distribution Yield	4.11% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
1
Calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
2
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
3
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
6
The holdings listed exclude any temporary liquidity investments.
14Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23[2]	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 7/1/23-12/31/23[4,5]
Schwab Monthly Income Fund – Target Payout
Actual Return	0.00%	0.26%	$1,000.00	$1,054.00	$0.00	$1.35
Hypothetical 5% Return	0.00%	0.26%	$1,000.00	$1,025.21	$0.00	$1.33
Schwab Monthly Income Fund – Flexible Payout
Actual Return	0.00%	0.26%	$1,000.00	$1,053.90	$0.00	$1.35
Hypothetical 5% Return	0.00%	0.26%	$1,000.00	$1,025.21	$0.00	$1.33
Schwab Monthly Income Fund – Income Payout
Actual Return	0.00%	0.21%	$1,000.00	$1,049.50	$0.00	$1.08
Hypothetical 5% Return	0.00%	0.21%	$1,000.00	$1,025.21	$0.00	$1.07

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

Schwab Monthly Income Funds | Annual Report15

Schwab Monthly Income Fund – Target Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$9.62	$11.99	$11.38	$11.09	$10.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.30	0.24	0.21	0.29
Net realized and unrealized gains (losses)	0.39	(1.83)	0.81	0.36	1.34
Total from investment operations	0.80	(1.53)	1.05	0.57	1.63
Less distributions:
Distributions from net investment income	(0.42)	(0.30)	(0.37)	(0.21)	(0.29)
Distributions from net realized gains	—	(0.54)	(0.07)	(0.07)	(0.30)
Tax return of capital	(0.06)	—	—	—	—
Total distributions	(0.48)	(0.84)	(0.44)	(0.28)	(0.59)
Net asset value at end of period	$9.94	$9.62	$11.99	$11.38	$11.09
Total return	8.58%	(12.85%)	9.23%	5.32%	16.41%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00%	0.00%[3]	0.00%	0.00%	0.00%
Gross operating expenses[2]	0.28%	0.21%[3]	0.18%	0.21%	0.24%
Net investment income (loss)	4.27%	2.79%	1.99%	1.93%	2.68%
Portfolio turnover rate	9%	82%	11%	30%	30%
Net assets, end of period (x 1,000)	$35,939	$40,127	$53,397	$44,663	$46,606

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
16Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.5% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab U.S. Dividend Equity ETF	$8,086,633	$707,674	($1,570,788 )	($27,971 )	$66,645	$7,262,193	95,392	$267,761

International Stocks 19.7%
Developed Markets 19.7%
Schwab International Dividend Equity ETF	7,933,765	654,812	(2,208,194)	91,785	611,252	7,083,420	288,061	284,880

Real Estate 10.1%
Global Real Estate 10.1%
Schwab Global Real Estate Fund	3,956,444	316,486	(827,513)	(70,771)	251,166	3,625,812	567,420	126,075

Fixed Income 27.2%
Intermediate-Term Bond 19.9%
Schwab 5-10 Year Corporate Bond ETF	1,214,989	115,912	(310,742)	(15,619)	58,201	1,062,741	23,648	48,454
Schwab U.S. Aggregate Bond Index Fund	6,970,822	506,861	(1,498,293)	(166,249)	282,575	6,095,716	677,302	205,507
						7,158,457
Long-Term Government Bond 7.3%
Schwab Long-Term U.S. Treasury ETF	2,810,637	179,729	(381,865)	(9,986)	12,209	2,610,724	74,422	98,214
						9,769,181

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	432,443	125,174	(80,000)	(32)	138	477,723	477,485	25,138
Total Affiliated Underlying Funds (Cost $27,695,761)	$31,405,733	$2,606,648	($6,877,395 )	($198,843 )	$1,282,186	$28,218,329		$1,056,029

UNAFFILIATED UNDERLYING FUNDS 20.9% OF NET ASSETS

Fixed Income 20.9%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,061,911	112,253
High-Yield Bond 10.9%
BlackRock High Yield Bond Portfolio, Class K						3,910,425	555,458
See financial notes
Schwab Monthly Income Funds | Annual Report17

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$2,532,502	214,983
						7,504,838
Total Unaffiliated Underlying Funds (Cost $7,451,208)						$7,504,838
Total Investments in Securities (Cost $35,146,969)						$35,723,167

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
18Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Target Payout
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - affiliated (cost $27,695,761)		$28,218,329
Investments in securities, at value - unaffiliated (cost $7,451,208)		7,504,838
Receivables:
Investments sold		288,649
Dividends		58,141
Due from investment adviser		8,053
Fund shares sold		3,736
Prepaid expenses	+	2,777
Total assets		36,084,523

Liabilities
Payables:
Investments bought		53,713
Fund shares redeemed		28,252
Due to custodian		23,459
Independent trustees’ fees		15
Accrued expenses	+	39,744
Total liabilities		145,183
Net assets		$35,939,340

Net Assets by Source
Capital received from investors		$38,240,332
Total distributable loss	+	(2,300,992)
Net assets		$35,939,340

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$35,939,340		3,614,731		$9.94

See financial notes
Schwab Monthly Income Funds | Annual Report19

Schwab Monthly Income Fund – Target Payout
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Dividends received from securities - affiliated		$1,056,029
Dividends received from securities - unaffiliated	+	537,271
Total investment income		1,593,300

Expenses
Professional fees		35,544
Registration fees		21,872
Shareholder reports		17,402
Portfolio accounting fees		16,844
Independent trustees’ fees		6,028
Custodian fees		2,275
Transfer agent fees		1,726
Other expenses	+	2,137
Total expenses		103,828
Expense reduction	–	103,828
Net expenses	–	—
Net investment income		1,593,300

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(198,843)
Net realized losses on sales of securities - unaffiliated	+	(50,146)
Net realized losses		(248,989)
Net change in unrealized appreciation (depreciation) on securities - affiliated		1,282,186
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	332,917
Net change in unrealized appreciation (depreciation)	+	1,615,103
Net realized and unrealized gains		1,366,114
Increase in net assets resulting from operations		$2,959,414
See financial notes
20Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Target Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$1,593,300	$1,256,312
Net realized losses		(248,989)	(1,341,975)
Net change in unrealized appreciation (depreciation)	+	1,615,103	(6,623,044)
Increase (decrease) in net assets resulting from operations		$2,959,414	($6,708,707 )

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($1,633,700 )	($3,427,395 )
From tax return of capital	+	(219,128)	—
Total distributions		($1,852,828 )	($3,427,395 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		477,122	$4,601,487	580,941	$6,318,541
Shares reinvested		97,629	940,920	198,651	1,964,259
Shares redeemed	+	(1,130,773)	(10,836,566)	(1,063,647)	(11,416,732)
Net transactions in fund shares		(556,022)	($5,294,159 )	(284,055)	($3,133,932 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,170,753	$40,126,913	4,454,808	$53,396,947
Total decrease	+	(556,022)	(4,187,573)	(284,055)	(13,270,034)
End of period		3,614,731	$35,939,340	4,170,753	$40,126,913
See financial notes
Schwab Monthly Income Funds | Annual Report21

Schwab Monthly Income Fund – Flexible Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$9.79	$12.02	$11.82	$11.49	$10.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.31	0.24	0.23	0.31
Net realized and unrealized gains (losses)	0.39	(1.81)	0.44	0.45	1.13
Total from investment operations	0.81	(1.50)	0.68	0.68	1.44
Less distributions:
Distributions from net investment income	(0.46)	(0.29)	(0.34)	(0.23)	(0.31)
Distributions from net realized gains	—	(0.44)	(0.14)	(0.12)	(0.22)
Tax return of capital	(0.02)	—	—	—	—
Total distributions	(0.48)	(0.73)	(0.48)	(0.35)	(0.53)
Net asset value at end of period	$10.12	$9.79	$12.02	$11.82	$11.49
Total return	8.50%	(12.50%)	5.73%	6.11%	13.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00%	0.00%[3]	0.00%	0.00%	0.00%
Gross operating expenses[2]	0.18%	0.15%[3]	0.10%	0.12%	0.14%
Net investment income (loss)	4.33%	2.88%	1.99%	2.06%	2.75%
Portfolio turnover rate	7%	78%	20%	28%	31%
Net assets, end of period (x 1,000)	$65,296	$67,701	$100,081	$89,691	$85,595

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
22Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.5% OF NET ASSETS

U.S. Stocks 20.5%
Large-Cap 20.5%
Schwab U.S. Dividend Equity ETF	$13,593,952	$1,204,964	($1,566,284 )	($12,844 )	$142,017	$13,361,805	175,513	$477,772

International Stocks 19.7%
Developed Markets 19.7%
Schwab International Dividend Equity ETF	13,337,658	358,610	(2,035,858)	85,763	1,134,192	12,880,365	523,805	525,481

Real Estate 10.1%
Global Real Estate 10.1%
Schwab Global Real Estate Fund	6,671,380	516,967	(889,390)	(86,435)	398,611	6,611,133	1,034,606	222,374

Fixed Income 26.9%
Intermediate-Term Bond 19.7%
Schwab 5-10 Year Corporate Bond ETF	2,032,639	75,030	(261,728)	(15,028)	93,103	1,924,016	42,813	85,459
Schwab U.S. Aggregate Bond Index Fund	11,809,540	831,876	(1,893,114)	(205,881)	428,692	10,971,113	1,219,013	361,178
						12,895,129
Long-Term Government Bond 7.2%
Schwab Long-Term U.S. Treasury ETF	4,677,053	342,403	(328,265)	(14,975)	10,016	4,686,232	133,587	172,916
						17,581,361

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	943,394	47,575	(150,000)	(15)	184	841,138	840,717	47,494
Total Affiliated Underlying Funds (Cost $50,032,692)	$53,065,616	$3,377,425	($7,124,639 )	($249,415 )	$2,206,815	$51,275,802		$1,892,674

UNAFFILIATED UNDERLYING FUNDS 21.4% OF NET ASSETS

Fixed Income 20.9%
Floating Rate Loan 2.9%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,892,192	200,020
High-Yield Bond 11.0%
BlackRock High Yield Bond Portfolio, Class K						7,202,942	1,023,145
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						4,529,244	384,486
						13,624,378

See financial notes
Schwab Monthly Income Funds | Annual Report23

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.32% (b)						$315,904	315,904
Total Unaffiliated Underlying Funds (Cost $13,844,513)						$13,940,282
Total Investments in Securities (Cost $63,877,205)						$65,216,084

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
24Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Flexible Payout
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - affiliated (cost $50,032,692)		$51,275,802
Investments in securities, at value - unaffiliated (cost $13,844,513)		13,940,282
Receivables:
Investments sold		199,933
Dividends		105,970
Due from investment adviser		8,245
Fund shares sold		3,693
Prepaid expenses	+	3,124
Total assets		65,537,049

Liabilities
Payables:
Investments bought		169,909
Fund shares redeemed		25,118
Independent trustees’ fees		16
Accrued expenses	+	45,591
Total liabilities		240,634
Net assets		$65,296,415

Net Assets by Source
Capital received from investors		$68,379,755
Total distributable loss	+	(3,083,340)
Net assets		$65,296,415

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$65,296,415		6,450,649		$10.12

See financial notes
Schwab Monthly Income Funds | Annual Report25

Schwab Monthly Income Fund – Flexible Payout
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Dividends received from securities - affiliated		$1,892,674
Dividends received from securities - unaffiliated	+	942,490
Total investment income		2,835,164

Expenses
Professional fees		45,315
Shareholder reports		22,320
Registration fees		21,339
Portfolio accounting fees		17,004
Independent trustees’ fees		6,097
Custodian fees		2,218
Transfer agent fees		2,191
Other expenses	+	2,317
Total expenses		118,801
Expense reduction	–	118,801
Net expenses	–	—
Net investment income		2,835,164

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(249,415)
Net realized losses on sales of securities - unaffiliated	+	(64,376)
Net realized losses		(313,791)
Net change in unrealized appreciation (depreciation) on securities - affiliated		2,206,815
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	561,356
Net change in unrealized appreciation (depreciation)	+	2,768,171
Net realized and unrealized gains		2,454,380
Increase in net assets resulting from operations		$5,289,544
See financial notes
26Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Flexible Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$2,835,164	$2,298,882
Net realized losses		(313,791)	(2,820,870)
Net change in unrealized appreciation (depreciation)	+	2,768,171	(11,416,743)
Increase (decrease) in net assets resulting from operations		$5,289,544	($11,938,731 )

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($3,037,130 )	($5,096,634 )
From tax return of capital	+	(145,471)	—
Total distributions		($3,182,601 )	($5,096,634 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		677,935	$6,638,438	472,202	$5,252,310
Shares reinvested		193,133	1,893,255	319,785	3,221,892
Shares redeemed	+	(1,338,366)	(13,043,640)	(2,201,237)	(23,818,158)
Net transactions in fund shares		(467,298)	($4,511,947 )	(1,409,250)	($15,343,956 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,917,947	$67,701,419	8,327,197	$100,080,740
Total decrease	+	(467,298)	(2,405,004)	(1,409,250)	(32,379,321)
End of period		6,450,649	$65,296,415	6,917,947	$67,701,419
See financial notes
Schwab Monthly Income Funds | Annual Report27

Schwab Monthly Income Fund – Income Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$8.97	$10.72	$10.80	$10.33	$9.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.26	0.22	0.23	0.29
Net realized and unrealized gains (losses)	0.31	(1.59)	0.03	0.47	0.77
Total from investment operations	0.68	(1.33)	0.25	0.70	1.06
Less distributions:
Distributions from net investment income	(0.38)	(0.22)	(0.26)	(0.22)	(0.28)
Distributions from net realized gains	—	(0.20)	(0.07)	(0.01)	(0.05)
Total distributions	(0.38)	(0.42)	(0.33)	(0.23)	(0.33)
Net asset value at end of period	$9.27	$8.97	$10.72	$10.80	$10.33
Total return	7.81%	(12.50%)	2.33%	6.93%	11.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.00%	0.00%[3]	0.00%	0.00%	0.00%
Gross operating expenses[2]	0.17%	0.14%[3]	0.11%	0.14%	0.23%
Net investment income (loss)	4.16%	2.74%	1.99%	2.17%	2.85%
Portfolio turnover rate	5%	68%	25%	23%	31%
Net assets, end of period (x 1,000)	$62,779	$71,382	$112,619	$112,043	$62,526

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
28Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.4% OF NET ASSETS

U.S. Stocks 13.3%
Large-Cap 13.3%
Schwab U.S. Dividend Equity ETF	$9,515,245	$429,789	($1,677,386 )	($5,380 )	$65,060	$8,327,328	109,383	$309,022

International Stocks 10.6%
Developed Markets 10.6%
Schwab International Dividend Equity ETF	7,442,857	459,407	(1,925,507)	101,600	586,812	6,665,169	271,052	279,117

Real Estate 6.1%
Global Real Estate 6.1%
Schwab Global Real Estate Fund	4,236,358	375,492	(997,691)	(75,025)	281,503	3,820,637	597,909	134,282

Fixed Income 49.0%
Intermediate-Term Bond 35.2%
Schwab 5-10 Year Corporate Bond ETF	6,462,629	132,966	(1,175,919)	(44,769)	299,846	5,674,753	126,274	258,625
Schwab U.S. Aggregate Bond Index Fund	18,777,306	558,568	(3,259,286)	(441,441)	771,508	16,406,655	1,822,962	557,074
						22,081,408
Long-Term Government Bond 6.0%
Schwab Long-Term U.S. Treasury ETF	4,255,723	55,209	(516,707)	(15,558)	17,094	3,795,761	108,203	146,681
Short-Term Bond 7.8%
Schwab 1-5 Year Corporate Bond ETF	5,692,024	96,682	(1,064,125)	(4,475)	159,888	4,879,994	100,868	158,639
						30,757,163

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.43% (b)	993,642	50,172	(150,000)	(15)	194	893,993	893,546	50,086
Total Affiliated Underlying Funds (Cost $50,912,635)	$57,375,784	$2,158,285	($10,766,621 )	($485,063 )	$2,181,905	$50,464,290		$1,893,526

UNAFFILIATED UNDERLYING FUNDS 19.1% OF NET ASSETS

Fixed Income 19.1%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,892,576	200,061
High-Yield Bond 9.1%
BlackRock High Yield Bond Portfolio, Class K						5,682,015	807,104
See financial notes
Schwab Monthly Income Funds | Annual Report29

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/23	BALANCE OF SHARES HELD AT 12/31/23	DISTRIBUTIONS RECEIVED(a)
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,406,178	374,039
						11,980,769
Total Unaffiliated Underlying Funds (Cost $11,930,607)						$11,980,769
Total Investments in Securities (Cost $62,843,242)						$62,445,059

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At December 31, 2023, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
30Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Income Payout
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - affiliated (cost $50,912,635)		$50,464,290
Investments in securities, at value - unaffiliated (cost $11,930,607)		11,980,769
Receivables:
Investments sold		594,503
Dividends		112,938
Due from investment adviser		7,220
Fund shares sold		2,754
Prepaid expenses	+	2,497
Total assets		63,164,971

Liabilities
Payables:
Fund shares redeemed		144,928
Investments bought		106,379
Due to custodian		82,519
Independent trustees’ fees		16
Accrued expenses	+	52,477
Total liabilities		386,319
Net assets		$62,778,652

Net Assets by Source
Capital received from investors		$72,071,443
Total distributable loss	+	(9,292,791)
Net assets		$62,778,652

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$62,778,652		6,771,395		$9.27

See financial notes
Schwab Monthly Income Funds | Annual Report31

Schwab Monthly Income Fund – Income Payout
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Dividends received from securities - affiliated		$1,893,526
Dividends received from securities - unaffiliated	+	850,101
Total investment income		2,743,627

Expenses
Professional fees		46,550
Registration fees		21,475
Portfolio accounting fees		17,022
Shareholder reports		16,677
Independent trustees’ fees		6,100
Custodian fees		2,008
Transfer agent fees		1,878
Other expenses	+	2,321
Total expenses		114,031
Expense reduction	–	114,031
Net expenses	–	—
Net investment income		2,743,627

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(485,063)
Net realized losses on sales of securities - unaffiliated	+	(60,859)
Net realized losses		(545,922)
Net change in unrealized appreciation (depreciation) on securities - affiliated		2,181,905
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	505,811
Net change in unrealized appreciation (depreciation)	+	2,687,716
Net realized and unrealized gains		2,141,794
Increase in net assets resulting from operations		$4,885,421
See financial notes
32Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Fund – Income Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$2,743,627	$2,364,813
Net realized losses		(545,922)	(7,746,533)
Net change in unrealized appreciation (depreciation)	+	2,687,716	(7,565,397)
Increase (decrease) in net assets resulting from operations		$4,885,421	($12,947,117 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,780,917 )	($3,491,475 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		453,062	$4,093,304	1,055,280	$10,635,381
Shares reinvested		149,416	1,345,446	230,261	2,129,699
Shares redeemed	+	(1,790,807)	(16,146,170)	(3,835,880)	(37,563,734)
Net transactions in fund shares		(1,188,329)	($10,707,420 )	(2,550,339)	($24,798,654 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,959,724	$71,381,568	10,510,063	$112,618,814
Total decrease	+	(1,188,329)	(8,602,916)	(2,550,339)	(41,237,246)
End of period		6,771,395	$62,778,652	7,959,724	$71,381,568
See financial notes
Schwab Monthly Income Funds | Annual Report33

Schwab Monthly Income Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Monthly Income Fund - Target Payout	Schwab International Opportunities Fund
Schwab Monthly Income Fund - Flexible Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Income Payout	Schwab Core Equity Fund
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund®	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Each of the Schwab Monthly Income Funds is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each of the funds seeks to achieve its investment objective by investing primarily in a combination of affiliated Schwab mutual funds and Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
34Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds and ETFs. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab Monthly Income Funds | Annual Report35

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the funds’ investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
The amount of the distributions made by the Schwab Monthly Income Fund — Target Payout and the Schwab Monthly Income Fund - Flexible Payout may exceed the amount of the fund’s net income and capital gains available for distribution. In that case, some or all of the distributions made by the Schwab Monthly Income Fund - Target Payout and the Schwab Monthly Income Fund - Flexible Payout may constitute a return of capital to shareholders. At the end of the year, the funds may be required under the applicable Internal Revenue Code to recharacterize distributions for the year among ordinary income, capital gains, and return of capital ( if any) for purposes of tax reporting to shareholders. Although it cannot be guaranteed, the Schwab Monthly Income Fund - Income Payout does not expect to make distributions that will be treated as return of capital. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net income when they are not. A return of capital is a distribution from the shareholder’s investment principal, rather than net income from the fund’s returns.
Shareholders should not assume that the source of a distribution from the fund is net income. For additional information see financial note 3, Risk Factors Managed Payout Risk and financial note 8, Federal Income Taxes.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
36Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(i) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause a fund to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.
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Schwab Monthly Income Funds
Financial Notes (continued)

3. Risk Factors (continued):
Managed Payout Risk. Because Schwab Monthly Income Fund - Target Payout and Schwab Monthly Income Fund - Flexible Payout are expected to make monthly payments regardless of investment performance, the amount of each fund’s distributions in respect of any period often will exceed the amount of that fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders. It is possible for each fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the managed payout policy.In addition, in order to make the payments called for under each fund’s managed payout policy, the fund may have to sell portfolio securities at a time when it would not otherwise do so.
A return of capital distribution generally will not be taxable but will decrease the shareholder’s cost basis in the shares of a fund and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the fund as capital assets. A distribution constituting a return of capital is not a distribution of income or capital gains earned by the fund, and should not be confused with the fund’s “yield” or “income.”
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Portfolio Turnover Risk. High portfolio turnover may result in a fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause a fund’s performance to be less than expected.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which a fund may invest, which include any combination of the risks described below.
• Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
• Management Risk. Certain underlying funds are actively managed mutual funds. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market
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Schwab Monthly Income Funds
Financial Notes (continued)

3. Risk Factors (continued):
structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
• High-Yield Risk. An underlying fund’s investments in high-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
• Floating Rate Loan Risk. Transactions involving floating rate loans may have significantly longer settlement periods than more traditional bond investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the underlying fund may not receive its proceeds in a timely manner and that the underlying fund may incur unexpected losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered or regulated under the federal securities laws like most stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. While a loan assignment typically transfers all legal and economic rights to the buyer, a loan participation typically allows the seller to maintain legal title to the loan, meaning the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
• Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
• Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
• Money Market Fund Risk. A fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
• Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be
Schwab Monthly Income Funds | Annual Report39

Schwab Monthly Income Funds
Financial Notes (continued)

3. Risk Factors (continued):
closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions;possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Real Estate Investment Trusts (REITs) Risk. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds and ETFs that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Schwab Monthly Income Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in affiliated funds. As of December 31, 2023, each Schwab Monthly Income Fund’s ownership percentages of affiliated funds’ shares are as follows :
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – TARGET PAYOUT	SCHWAB MONTHLY INCOME FUND – FLEXIBLE PAYOUT	SCHWAB MONTHLY INCOME FUND – INCOME PAYOUT
Schwab 1-5 Year Corporate Bond ETF	— %	— %	1.3%
Schwab 5-10 Year Corporate Bond ETF	0.0%*	0.0%*	0.1%
Schwab Global Real Estate Fund	1.2%	2.2%	1.3%
Schwab International Dividend Equity ETF	0.9%	1.6%	0.8%
Schwab Long-Term U.S. Treasury ETF	0.4%	0.8%	0.6%
Schwab U.S. Aggregate Bond Index Fund	0.1%	0.2%	0.4%
Schwab U.S. Dividend Equity ETF	0.0%*	0.0%*	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended December 31, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Monthly Income Fund – Target Payout	$111,358	$—	$—
Schwab Monthly Income Fund – Flexible Payout	—	71,119	(84)
Schwab Monthly Income Fund – Income Payout	—	40,239	(741)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
Schwab Monthly Income Funds | Annual Report41

Schwab Monthly Income Funds
Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the credit line amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Target Payout	$3,349,770	$8,890,726
Schwab Monthly Income Fund – Flexible Payout	4,542,129	9,411,710
Schwab Monthly Income Fund – Income Payout	3,097,116	13,715,863

8. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Target Payout	$35,553,002	$1,275,569	($1,105,404 )	$170,165
Schwab Monthly Income Fund – Flexible Payout	64,219,775	2,625,511	(1,629,202)	996,309
Schwab Monthly Income Fund – Income Payout	63,266,365	1,376,016	(2,197,322)	(821,306)

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Monthly Income Fund – Target Payout	$—	$170,165	($2,471,157 )	($2,300,992 )
Schwab Monthly Income Fund – Flexible Payout	—	996,309	(4,079,649)	(3,083,340)
Schwab Monthly Income Fund – Income Payout	418,016	(821,306)	(8,889,501)	(9,292,791)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
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Schwab Monthly Income Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023,  the funds had capital loss carryforwards as follows:

Schwab Monthly Income Fund – Target Payout	$2,471,157
Schwab Monthly Income Fund – Flexible Payout	4,079,649
Schwab Monthly Income Fund – Income Payout	8,889,501
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX RETURN OF CAPITAL
Schwab Monthly Income Fund – Target Payout	$1,633,700	$—	$219,128	$1,309,466	$2,117,929	$—
Schwab Monthly Income Fund – Flexible Payout	3,037,130	—	145,471	2,244,284	2,852,350	—
Schwab Monthly Income Fund – Income Payout	2,780,917	—	—	1,923,056	1,568,419	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Monthly Income Funds | Annual Report43

Schwab Monthly Income Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout, and Schwab Monthly Income Fund – Income Payout:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout, and Schwab Monthly Income Fund – Income Payout (the “Funds”), three of the funds constituting Schwab Capital Trust, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Capital Trust as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Monthly Income Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended December 31, 2023. The foreign tax credit and the foreign source income amounts are as follows:
	FOREIGN TAX CREDIT	FOREIGN SOURCE INCOME
Schwab Monthly Income Fund – Target Payout	$29,202	$284,880
Schwab Monthly Income Fund – Flexible Payout	53,864	525,481
Schwab Monthly Income Fund – Income Payout	28,611	279,117
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended December 31, 2023, qualify for the corporate dividends received deduction:

Schwab Monthly Income Fund – Target Payout	16.44%
Schwab Monthly Income Fund – Flexible Payout	15.78%
Schwab Monthly Income Fund – Income Payout	11.18%
For the fiscal year ended December 31, 2023, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
Schwab Monthly Income Fund – Target Payout	$740,830
Schwab Monthly Income Fund – Flexible Payout	1,335,113
Schwab Monthly Income Fund – Income Payout	873,748
For the fiscal year ended December 31, 2023, the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
Schwab Monthly Income Fund – Target Payout	$50,987
Schwab Monthly Income Fund – Flexible Payout	89,928
Schwab Monthly Income Fund – Income Payout	54,802
For the fiscal year ended December 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Monthly Income Fund – Target Payout	46.09%
Schwab Monthly Income Fund – Flexible Payout	43.76%
Schwab Monthly Income Fund – Income Payout	62.73%

Schwab Monthly Income Funds | Annual Report45

Schwab Monthly Income Funds
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Monthly Income Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Monthly Income Funds | Annual Report47

Schwab Monthly Income Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

48Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Monthly Income Funds | Annual Report49

Schwab Monthly Income Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US 1–5 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US 5–10 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Intermediate Aggregate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Long Treasury Index An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
Dow Jones International Dividend 100 Index (Net) An index that is designed to measure the performance of high dividend yielding stocks issued by companies in developed and emerging countries outside of the United States that have a record of consistently paying dividends, selected for fundamental strength based on financial ratios and lower volatility. The 100-component index is derived from the constituents of the Dow Jones Global ex-U.S. Large-Cap Index and the Dow Jones Global ex-U.S. Mid-Cap Index, and excludes real estate investment trusts (REITs). It is modified market capitalization weighted. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Dow Jones U.S. Dividend 100 Index An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Flexible Payout Composite Index Effective September 12, 2022, the Enhanced Payout Composite Index changed its name to Flexible Payout Composite Index. The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Flexible Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate
50Schwab Monthly Income Funds | Annual Report

Schwab Monthly Income Funds
Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nariet Global Index (Net), 65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Flexible Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
FTSE EPRA Nareit Global Index (Net) An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Income Payout Composite Index Effective September 12, 2022, the Maximum Payout Composite Index changed its name to Income Payout Composite Index. The Income Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11% Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA Nareit Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Long Treasury Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022 the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
Target Payout Composite Index Effective September 12, 2022, the Moderate Payout Composite Index changed its name to Target Payout Composite Index. The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Target Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Target Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Target Payout Composite Index was composed of 28.5% S&P 500® Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Target Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Schwab Monthly Income Funds | Annual Report51

Schwab Monthly Income Funds
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
12-Month Distribution Yield reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
52Schwab Monthly Income Funds | Annual Report

Notes

Notes

Notes

Schwab Monthly Income Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR45803-12
00294939

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR.

Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Three series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of the last day of February, twelve series have a fiscal year-end of March 31, and thirty-six series have a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2023/2024 and 2022/2023, based on their respective 2023/2024 and 2022/2023 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023
$1,272,477	$1,195,825	$95,400	$90,000	$170,820	$161,200	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023: $3,940,154	2022: $3,031,117

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Monthly Income Funds

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	February 16, 2024

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	February 16, 2024